Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Schedule of Changes in Financial Liabilities

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Lease liabilities – Short term	1,232	1,210
Repayable BPI loans advances – Short term	573	804
PGE Loans*	314	1,571
EIB loan – Short term	765	725
Royalty Financing - Short term	29,182	—
Total current financial liabilities	32,065	4,309
Lease liabilities – Long term	1,267	1,889
Repayable BPI loan advances – Long term	100	136
EIB loan – Long term	49,958	47,717
Royalty Financing - Long term	23,222	41,269
Total non-current financial liabilities	74,546	91,010
Total financial liabilities	106,611	95,320
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2026
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	434	—	434	434
Trade receivables	1,933	—	1,933	1,933
Cash and cash equivalents	110,891	—	110,891	110,891
Total assets	113,257		113,257	113,257
Financial liabilities
Financial liabilities	106,611	—	106,611	103,528
Trade payables and other payables	8,769	—	8,769	8,769
Total liabilities	115,380	—	115,380	112,296
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HCR royalty financing, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the HCR royalty financing, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Changes in Lease Liabilities
The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Lease Liabilities	Repayable BPI Loan Advances		PGE Loans		EIB Loan	Royalty Financing	Total
		Bpifrance advance	Bpifrance advance	HSBC “PGE”	Bpifrance “PGE”
As of December 31, 2025	3,099	707	232	630	941	48,442	41,269	95,320
Principal received / New lease contracts	—	—	—	—	—	—	—	—
Decrease in loans and conditional advances	—	(242)	(50)	(628)	(617)	—	—	(1,537)
Interest paid	(47)	—	—		(8)	(3,789)	—	(3,844)
Payment of lease liabilities	(600)	—	—	—	—	—	—	(600)
Cash flows from financing activities	(647)	(242)	(50)	(628)	(625)	(3,789)	—	(5,981)
Indexation effect on current lease commitment	—	—	—	—	—	—	—	—
Impact of discounting and catch-up	(20)	12	18	(1)	5	1,160	—	1,174
Cumulative fixed interest expense accrual	67	(5)	—	—	(8)	773	9,599	10,425
Cumulative variable interest expense accrual	—	—	—	—	—	4,138	—	4,138
Foreign exchange (gain) loss	—	—	—	—	—	—	1,536	1,536
Non-cash from financing activities	47	7	18	(1)	(3)	6,070	11,135	17,272
As of June 30, 2026	2,499	473	200	—	313	50,723	52,404	106,611
Of which current	1,232	473	100	—	313	765	29,182	32,065
Of which Non-Current	1,267	—	100	—	—	49,958	23,222	74,546

Schedule of Advances Loans and Lease Liabilities
The due dates for repayment of the financial liabilities at their nominal value and including fixed rate interests and future variable interest payments have been estimated based on the milestone and royalties forecasts at the reporting date are as follows:

	As of June 30, 2026
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	473	—	—	—	473
Interest-free Bpifrance advance	100	100	—	—	200
Bpifrance “PGE” (1)	313	—	—	—	313
EIB fixed rate loan	835	50,221	19,133	36,501	106,690
HCR Royalty Financing	29,182	83,057	32,491	91,232	235,963
Lease liabilities	1,287	874	437		2,598
Total	32,190	134,253	52,061	127,733	346,237
(1) The Company plans according to contractual terms to reimburse the “PGE” (“Prêt garanti par l’Etat” or state-guaranteed loan) from BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026).

	As of December 31, 2025
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	716	—	—	—	716
Interest-free Bpifrance advance	100	150	—	—	250
HSBC “PGE” (1)	631	—	—	—	631
Bpifrance “PGE” (1)	948	—	—	—	948
EIB fixed rate loan	824	19,099	46,421	43,149	109,492
HCR Royalty Financing	—	105,949	21,754	101,106	228,809
Lease liabilities	1,289	1,299	656	—	3,243
Total	4,508	145,037	72,637	161,949	344,089
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).